Commitments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Operating	$ 64.9	$ 348.6
Transportation	76.3	90.0
Capital	4.8
Total contractual commitments	146.0	438.6
Sublease income	14.3	44.8
1 year
Disclosure of maturity analysis of operating lease payments [line items]
Operating	5.6	35.3
Transportation	15.4	16.3
Capital	4.8
Total contractual commitments	25.8	51.6
2 to 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Operating	9.7	64.5
Transportation	24.4	24.8
Capital	0.0
Total contractual commitments	34.1	89.3
4 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Operating	11.7	54.3
Transportation	23.7	22.7
Capital	0.0
Total contractual commitments	35.4	77.0
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Operating	37.9	194.5
Transportation	12.8	26.2
Capital	0.0
Total contractual commitments	$ 50.7	$ 220.7